FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2020
Social Capital Member
Schedule of assets measured at fair value on a recurring basis

		September 30,
Description	Level	2020
Assets:
Cash and Marketable securities held in Trust Account	1	$414,042,207